Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of geographic region and reconciliation consolidated revenue, gross profit, and net loss
	(Unaudited)
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Net Revenues:
North America	$153,687	$135,698	$301,747	$269,252
South America	89,415	72,133	185,598	185,757
Africa	334,679	113,288	679,435	659,899
	577,781	321,119	1,166,780	1,114,908

Identity Management	488,366	248,986	981,182	929,151
Payment Processing	89,415	72,133	185,598	185,757
	577,781	321,119	1,166,780	1,114,908

Loss From Operations
North America	(2,017,716)	(669,183)	(3,288,119)	(1,076,575)
South America	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)
Africa	(219,506)	(333,654)	(404,325)	(1,386,718)
	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)

Identity Management	(2,237,222)	(1,002,837)	(3,692,444)	(2,463,293)
Payment Processing	(1,053,365)	(1,803,784)	(1,785,053)	(3,015,936)
	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)

Interest Expense	(256,550)	(310,153)	(553,988)	(489,203)
Other income/(expense)	491,881	(342,082)	493,418	(1,317,971)

Loss before income taxes	(3,055,256)	(3,458,856)	(5,538,067)	(7,286,403)

Income tax expense	(2,354)	(3,592)	(9,542)	(12,466)

Net loss	$(3,057,610)	$(3,462,448)	$(5,547,609)	$(7,298,869)

	Year Ended December 31,
	2020	2019
Net Revenues:
North America	$612,271	$642,313
South America	349,374	455,475
Africa	1,178,999	1,454,257
	2,140,644	2,552,045

Identity Management	1,791,270	2,090,570
Payment Processing	349,374	455,475
	2,140,644	2,552,045

Loss from Operations
North America	(2,237,745)	(3,536,664)
South America	(4,962,973)	(5,186,550)
Africa	(1,809,047)	(1,362,535)
	(9,009,765)	(10,085,749)

Identity Management	(4,046,792)	(4,899,199)
Payment Processing	(4,962,973)	(5,186,550)
	(9,009,765)	(10,085,749)

Interest Expense	(969,396)	(375,598)
Other (expense)/income	(1,283,074)	23,920

Loss before income taxes	(11,262,235)	(10,437,427)

Income tax expense	(36,323)	(62,931)

Net loss	$(11,298,258)	$(10,500,358)